Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2025 class Vote SFr / shares $ / shares shares	Dec. 31, 2024 $ / shares SFr / shares shares	Dec. 31, 2023 SFr / shares	Jul. 09, 2019
Stockholders' equity
Treasury shares purchased	0	0
Treasury shares sold	0	65,545
Average sale price | $ / shares	$ 0	$ 2.97
Voting rights percentage				5.35%
Number of class of stock outstanding | class	2
Number of votes per share | Vote	1
Class A Shares
Stockholders' equity
Common stock, par value (in dollar per share) | SFr / shares	$ 0.01	$ 0.01	SFr 0.25
Class B Shares
Stockholders' equity
Shares purchased through share buyback program	8,347
Common stock, par value (in dollar per share) | SFr / shares	$ 0.1	$ 0.1	SFr 2.5